Income Taxes and Duties - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022 MXN ($) $ / l	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 municipality state
Disclosure of income taxes [line items]
Percentage DUC tax rate		40.00%	54.00%	58.00%
Duties and income tax paid | $		$ 431,444,989,000	$ 265,883,549,000	$ 172,369,522,000
Hydrocarbons Extraction Duty | $		129,801,061,000	81,982,589,000
Exploration Hydrocarbons Duty | $		$ 1,638,913,000	1,443,437,000
Percentage of general VAT tax rate		16.00%
Percentage VAT tax rate for certain activities with incentives		0.00%
Percent of general VAT credit					50.00%
Number of states | state					6
Number of municipalities | municipality					43
Payments of income tax | $		$ 4,664,541,000	4,701,122,000
Percentage income tax rate		30.00%
Deferred tax effect of actuarial gains and losses | $		$ 8,075,854,000	13,582,084,000
Deferred Tax Assets
Disclosure of income taxes [line items]
Tax income | $		679,649,787,000	744,802,838,000
Accumulated effect of actuarial gains and losses
Disclosure of income taxes [line items]
Tax income | $		$ (3,410,986,000)	4,664,868,000
Tax regime applicable to contracts
Disclosure of income taxes [line items]
Tax payable for non-producing areas | $		1,548,880
Tax payable for non-producing areas over 60 months | $		3,703,860
Tax payable for extraction phase | $		8,081,170
Tax payable for exploration phase | $		2,020,270
Tax regime applicable to assignments
Disclosure of income taxes [line items]
Tax payable for non-producing areas | $		1,548,880
Tax payable for extraction phase | $		2,020,270
Tax payable for exploration phase | $		8,081,170
Payments of income tax | $		$ 226,653,000	211,095,000
Tax regime applicable to assignments after 60 months
Disclosure of income taxes [line items]
Tax payable for non-producing areas | $		3,703,860
IEPS Tax on the Sale of Automotive Fuels | Magna Gasoline
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		5.49
IEPS Tax on the Sale of Automotive Fuels | Premium Gasoline
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		4.64
IEPS Tax on the Sale of Automotive Fuels | Diesel
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		6.04
IEPS Tax on the Sale of Automotive Fuels | Lower Than 91 Octane Gasoline
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		91
IEPS Tax on the Sale of Automotive Fuels | Greater Than 91 Octane Gasoline
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		91
IEPS Tax in Favor of States, Municipalities and Territories | Premium Gasoline
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		48.47
IEPS Tax in Favor of States, Municipalities and Territories | Diesel
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		40.23
IEPS Tax in Favor of States, Municipalities and Territories | Less Than 91 Octanes Gasoline
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		91
IEPS Tax in Favor of States, Municipalities and Territories | More Than 91 Octanes Gasoline
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		59.14
IEPS Tax in Favor of States, Municipalities and Territories | Greater Than 91 Octane Gasoline
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		91
IEPS Tax on Fossil Fuels | Diesel
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		17.66
IEPS Tax on Fossil Fuels | Propane
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		8.30
IEPS Tax on Fossil Fuels | Butane
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		10.74
IEPS Tax on Fossil Fuels | Gasoline And Aviation Gasoline
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		14.56
IEPS Tax on Fossil Fuels | Jet Fuel And Other Kerosene
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		17.39
IEPS Tax on Fossil Fuels | Fuel Oil
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		18.85
IEPS Tax on Fossil Fuels | Petroleum Coke
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		21.88
IEPS Tax on Fossil Fuels | Coal Coke
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		51.29
IEPS Tax on Fossil Fuels | Mineral Carbon
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		38.62
IEPS Tax on Fossil Fuels | Carbon From Other Fossil Fuels
Disclosure of income taxes [line items]
Special Tax on Production and Services (IEPS Tax) | $ / l		55.83
Exploration
Disclosure of income taxes [line items]
Profit sharing duty | $		$ 398,123,710,000	374,433,879,000
Profit sharing duty monthly installment | $		397,567,229,000	300,374,423,000
Fiscal credit (1) | $			73,280,000,000
Profit sharing duty balance amount | $		$ 556,481,000	$ 779,456,000
Exploration | Changes in tax rates or tax laws enacted or announced
Disclosure of income taxes [line items]
Applicable tax rate of profit-sharing duty		40.00%	54.00%
Percentage DUC tax rate	40.00%